Other Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Schedule of Accrued Liabilities
Accrued liabilities consists of the following:

	December 31,
	2022	2021
Bonus accrual	$2,376	$1,807
Sales tax payable	5,582	5,445
Unfunded lease payable	4,159	2,697
Interest payable	118	91
Other accrued liabilities	2,297	1,919
Total accrued liabilities	$14,532	$11,959